Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended	5 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2016	May 31, 2014	May 28, 2010	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization expense					$ 3,093,000	$ 1,602,000	$ 1,283,000
Accumulated amortization	$ 2,740,000				$ 2,740,000	$ 5,427,000
Management Agreement with the Manager | VLCC
Daily fee				$ 9,500
Management Agreement with the Manager | VLCC | Prior to the IPO
Duration of the agreement			5 years
Termination date of agreement					May 28, 2014
Administrative Services Agreement with the Manager | VLCC | Prior to the IPO
Duration of the agreement			5 years
Amended Commercial Technical Management Agreement | VLCC
Daily fee	$ 9,500
Extended Management Agreement | VLCC | Prior to the IPO
Adjustment of daily rate expense		5.00%
Duration of the agreement		2 years
Termination date of agreement					May 31, 2020
Minimum
Interval between vessel drydocking special survey					30 months
Maximum
Interval between vessel drydocking special survey					60 months